Investment Objectives and Goals - Defiance Helium and Strategic Gases ETF	Sep. 25, 2026
Prospectus [Line Items]
Risk/Return [Heading]	DEFIANCE HELIUM AND STRATEGIC GASES ETF – FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Defiance Helium and Strategic Gases ETF (the “Fund”) seeks to track the performance, before fees and expenses, of the MarketVectorTM Helium and Strategic Gases Index (the “Index”).